Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Growth ETF
September 30, 2025
LGG-NPRT1-1125
1.9910061.102
Common Stocks - 98.9%
	Shares	Value ($)
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	2,171	494,402
UNITED STATES - 98.9%
Communication Services - 13.2%
Entertainment - 3.4%
Electronic Arts Inc	131,543	26,532,223
Netflix Inc (b)	78,521	94,140,397
ROBLOX Corp Class A (b)	252,203	34,935,160
		155,607,780
Interactive Media & Services - 9.8%
Alphabet Inc Class A	510,354	124,067,057
Alphabet Inc Class C	512,899	124,916,552
Meta Platforms Inc Class A	258,903	190,133,185
		439,116,794
TOTAL COMMUNICATION SERVICES		594,724,574

Consumer Discretionary - 13.7%
Automobiles - 4.4%
Tesla Inc (b)	442,044	196,585,808
Broadline Retail - 4.1%
Amazon.com Inc (b)	830,869	182,433,906
Hotels, Restaurants & Leisure - 2.3%
Airbnb Inc Class A (b)	239,306	29,056,535
Booking Holdings Inc	8,323	44,938,124
DoorDash Inc Class A (b)	2	544
DraftKings Inc Class A (b)	201,057	7,519,532
Expedia Group Inc Class A	53,448	11,424,510
Las Vegas Sands Corp	201,603	10,844,225
Rush Street Interactive Inc Class A (b)	17,391	356,168
		104,139,638
Household Durables - 0.2%
Garmin Ltd	28,662	7,057,158
Specialty Retail - 2.6%
Abercrombie & Fitch Co Class A (b)	197,378	16,885,688
Home Depot Inc/The	161,581	65,471,006
TJX Cos Inc/The	240,132	34,708,679
		117,065,373
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc	59,818	6,772,593
TOTAL CONSUMER DISCRETIONARY		614,054,476

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp	37,749	34,941,607
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Marathon Petroleum Corp	12,346	2,379,568
Financials - 6.0%
Capital Markets - 1.4%
Charles Schwab Corp/The	259,513	24,775,706
Robinhood Markets Inc Class A (b)	185,232	26,521,518
SEI Investments Co	145,428	12,339,566
		63,636,790
Consumer Finance - 0.0%
FirstCash Holdings Inc	4,927	780,535
Financial Services - 3.9%
Fiserv Inc (b)	13,974	1,801,668
Mastercard Inc Class A	154,340	87,790,135
Remitly Global Inc (b)	236,745	3,858,944
Toast Inc Class A (b)	595,749	21,750,796
Visa Inc Class A	170,600	58,239,428
		173,440,971
Insurance - 0.7%
Marsh & McLennan Cos Inc	40,498	8,161,562
Progressive Corp/The	95,902	23,682,999
		31,844,561
TOTAL FINANCIALS		269,702,857

Health Care - 7.6%
Biotechnology - 4.1%
AbbVie Inc	347,967	80,568,280
ACADIA Pharmaceuticals Inc (b)	454,683	9,702,935
Exelixis Inc (b)	596,088	24,618,434
Gilead Sciences Inc	240,528	26,698,608
Incyte Corp (b)	267,399	22,678,109
Insmed Inc (b)	3,194	459,968
Natera Inc (b)	28,511	4,589,416
PTC Therapeutics Inc (b)	241,668	14,831,165
		184,146,915
Health Care Equipment & Supplies - 0.4%
Insulet Corp (b)	56,754	17,521,662
Intuitive Surgical Inc (b)	1,143	511,184
		18,032,846
Health Care Providers & Services - 0.1%
Option Care Health Inc (b)	310,954	8,632,083
Life Sciences Tools & Services - 0.5%
Illumina Inc (b)	233,171	22,144,250
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co	554,238	24,996,134
Eli Lilly & Co	81,229	61,977,727
Merck & Co Inc	276,323	23,191,789
		110,165,650
TOTAL HEALTH CARE		343,121,744

Industrials - 7.0%
Aerospace & Defense - 2.0%
Axon Enterprise Inc (b)	42,137	30,239,197
GE Aerospace	196,299	59,050,665
		89,289,862
Building Products - 0.6%
A O Smith Corp	33,787	2,480,304
Armstrong World Industries Inc	61,906	12,134,195
Trane Technologies PLC	30,190	12,738,972
		27,353,471
Commercial Services & Supplies - 0.7%
Cintas Corp	150,149	30,819,584
Republic Services Inc	3	688
		30,820,272
Construction & Engineering - 0.9%
Comfort Systems USA Inc	17,721	14,623,015
EMCOR Group Inc	37,531	24,377,886
Valmont Industries Inc	2,066	801,050
		39,801,951
Electrical Equipment - 0.0%
Acuity Inc	960	330,613
GE Vernova Inc	730	448,877
		779,490
Ground Transportation - 1.9%
CSX Corp	314,498	11,167,824
Lyft Inc Class A (b)	1,061,587	23,365,530
Uber Technologies Inc (b)	510,161	49,980,473
Union Pacific Corp	4,270	1,009,300
		85,523,127
Industrial Conglomerates - 0.3%
Honeywell International Inc	67,380	14,183,490
Professional Services - 0.1%
Paylocity Holding Corp (b)	17,817	2,837,714
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	2,470	644,793
Ferguson Enterprises Inc	57,094	12,822,171
WW Grainger Inc	9,662	9,207,500
		22,674,464
TOTAL INDUSTRIALS		313,263,841

Information Technology - 50.0%
IT Services - 0.2%
Okta Inc Class A (b)	108,926	9,988,514
Semiconductors & Semiconductor Equipment - 20.1%
Advanced Micro Devices Inc (b)	14,211	2,299,198
Astera Labs Inc (b)	6,781	1,327,720
Broadcom Inc	697,004	229,948,590
Cirrus Logic Inc (b)	148,180	18,565,472
Credo Technology Group Holding Ltd (b)	39,879	5,806,781
Lam Research Corp	44,828	6,002,469
NVIDIA Corp	3,251,875	606,734,838
QUALCOMM Inc	169,014	28,117,169
		898,802,237
Software - 17.7%
Adobe Inc (b)	122,807	43,320,169
AppLovin Corp Class A (b)	31,404	22,565,030
Atlassian Corp Class A (b)	157,375	25,132,788
Autodesk Inc (b)	39,059	12,407,873
Docusign Inc (b)	224,323	16,171,445
HubSpot Inc (b)	5,298	2,478,404
Intuit Inc	5,153	3,519,035
Microsoft Corp	945,523	489,733,638
Oracle Corp	156,854	44,113,619
Palantir Technologies Inc Class A (b)	434,956	79,344,674
RingCentral Inc Class A (b)	28,439	805,961
Salesforce Inc	104,535	24,774,795
Servicenow Inc (b)	3,717	3,420,681
Tenable Holdings Inc (b)	11,874	346,245
Workday Inc Class A (b)	14,509	3,492,752
Zoom Communications Inc Class A (b)	265,204	21,879,330
		793,506,439
Technology Hardware, Storage & Peripherals - 12.0%
Apple Inc	2,043,064	520,225,386
NetApp Inc	150,574	17,836,996
		538,062,382
TOTAL INFORMATION TECHNOLOGY		2,240,359,572

Materials - 0.5%
Chemicals - 0.5%
Ecolab Inc	85,276	23,353,685
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	228,385	1,833,931
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc	11,868	1,922,023
TOTAL UNITED STATES		4,439,657,878
TOTAL COMMON STOCKS (Cost $2,715,935,036)		4,440,152,280

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/23/2025	4.29	2,230,000	2,224,511
US Treasury Bills 0% 11/13/2025	4.16	2,400,000	2,388,484
US Treasury Bills 0% 11/20/2025	4.14	980,000	974,596
US Treasury Bills 0% 12/18/2025 (d)	3.89	260,000	257,822
US Treasury Bills 0% 12/4/2025 (d)	4.06	2,270,000	2,254,270
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,098,431)			8,099,683

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $40,461,615)	4.21	40,453,525	40,461,615

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,764,495,082)	4,488,713,578
NET OTHER ASSETS (LIABILITIES) - 0.0%	313,786
NET ASSETS - 100.0%	4,489,027,364

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	119	12/19/2025	40,095,563	534,313	534,313

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,447,542.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,098,473	178,999,580	212,636,459	568,663	21	-	40,461,615	40,453,525	0.1%
Fidelity Securities Lending Cash Central Fund	1,044,900	78,065,483	79,110,383	220	-	-	-	-	0.0%
Total	75,143,373	257,065,063	291,746,842	568,883	21	-	40,461,615

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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